Putnam Investments One Post Office Square Boston, MA 02109 June 25, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	George Putnam Balanced Fund (the “Fund”), Securities Act Reg. No. 2-10816 and Investment Company

Act File No. 811-00058

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, as amended, an interactive data form with risk/return summary information that has been amended pursuant to a prospectus supplement of the Fund dated June 10, 2014.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext.1-7015.

Very truly yours,

Marina Pasquale

cc:	Anne Duffy, Esq., Putnam Investments

James E. Thomas, Esq., Ropes & Gray LLP